The Eaton Vance Special Investment Trust
For the Emerging Markets Portfolio

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Annual Shareholder Report
December 31, 1996



Emerging Markets Portfolio
Portfolio of Investments -- December 31, 1996


Common Stocks - 93.6%

Beverages - 6.2%
Pan American Beverages, Inc.                 6,000          $281,250
Coca Cola franchiser
Vina Concha Y Toro ADR                      16,000           376,000
Wine producer/exporter
                                                         -----------
                                                            $657,250
                                                         -----------
Commerce - 1.9%
Li & Fung Ltd.                             230,000          $203,685
Trading company
                                                         -----------
Construction - 2.5%
Konsortium Perkapalan BHD                   39,000          $262,470
Infrastructure logistics
                                                         -----------
Finance - 17.9%
Banco Bradesco S.A. Pfd.                36,258,993          $262,769
Banking
Banco Totta & Acores                        13,700           257,696
Banking
Corp. Banco Credito del Peru                12,500           231,250
Financial Conglomerate
Far East Bank & Trust Co. Ltd.               3,120            12,456
Far East Bank & Trust Co. Ltd. (Rights)+     6,260            11,544
Banking
HSBC Holdings PLC                           11,200           239,638
Banking
Kwong Yik Bank                              57,000           200,831
Banking
Rashid Hussein BHD                          70,000           462,787
Financial Conglomerate
Yuanta Securities Co. Ltd.                   7,770            20,343
Securities firm
Zagrebacka Banka GDR                        10,000           203,750
Banking
                                                         -----------
                                                          $1,903,064
                                                         -----------
Manufacturing - 12.5%
Brasmotor S.A. Pfd.                        410,000          $113,839
White goods manufacturer
Compania Siderurgica Nacio               9,000,000           255,522
Steel manufacturer
Hindalco Industries Ltd. GDR                10,000           246,250
Aluminum manufacturer
Larsen & Toubro Ltd GDR (New)               10,000           145,750
Engineering and manufacturing
Pliva D.D. GDR Reg S                         2,000           106,000
Generic pharmaceutical manufacturer
Tata Engineering & Locomotion GDR            9,720           103,275
Tata Engineering & LocomotionSP GDR         10,000           106,250
Heavy equipment manufacturer
Yung Shin Pharmaceutical Ind.               86,000           258,000
Pharmaceutical manufacturer
                                                         -----------
                                                          $1,334,886
                                                         -----------
Media - 5.8%
Star Publications                           76,000          $299,367
Newspaper and magazine publisher
Grupo Radio ADR                             30,000           206,250
Radio station
Matichon Public Co. Ltd.                    43,500           112,778
Newspaper publisher
                                                         -----------
                                                            $618,395
                                                         -----------
Multi-Industry - 17.7%
Alsons Consolidated Resources            2,200,000          $182,357
Electric power/cement
Belle Corporation                        1,200,000           333,080
Tourism/gaming/property
Benpres Holdings                            38,000           285,000
Property/telecommunications/power
Cheung Kong                                 33,000           293,310
Property/infrastructure
Hutchison Whampoa                           30,000           235,618
Property/telecommunications
John Keells Holdings GDR                     1,429             9,646
Tourism/trading/agriculture
Meikles Africa Limited                     189,100           279,868
Tourism/hotels/retail stores
Poland (Govt. of) Privatisation              5,400           267,885
Diversified conglomerate
                                                         -----------
                                                          $1,886,764
                                                         -----------
Property - 5.2%
New World Development                       60,000          $405,301
Property developer
Solidere GDR                                13,000           149,500
Property developer
                                                         -----------
                                                            $554,801
                                                         -----------
Retail - 13.9%
Compania Brasileira de Distrib. GDR         14,000          $244,090
Supermarket chain
Disco S A ADR                               10,000           282,500
Supermarket chain
KFC Holdings (Malaysia) BHD                 60,000           247,031
KFC Holdings (Malaysia) BHD (Warrants)+      8,000             9,565
Fast food chain
Pizza Co. (Thailand) Ltd. (Foreign)         45,000           263,158
Fast food chain
PT Hero Supermarket (Foreign)              300,000           222,222
Supermarket chain
Super Sol                                    8,600           210,660
Supermarket chain
                                                         -----------
                                                          $1,479,226
                                                         -----------
Telecommunications - 5.8%
Compania de Telecomunicaciones ADR           2,400          $242,400
International phone and media company
Korea Mobile Telecom Corp.                      60            60,872
Korea Mobile Telecom 144A ADR                7,725            99,459
Mobile telecommunications operator
PT Telecomunikasion (Foreign)              125,000           215,608
International telecommunications operator
                                                         -----------
                                                            $618,339
                                                         -----------
Utilities - 4.2%
Korea Electric Power Corp. ADR              11,500          $235,750
Electric power utilities
Mosenergo-RDC 144 ADR                        7,000           217,000
                                                         -----------
Gas power utilities
                                                            $452,750
                                                         -----------
Total Common Stocks (identified cost, $8,135,381)         $9,971,630
Other Assets, less Liabilities - 6.4%                        686,897
                                                         -----------
Net Assets - 100%                                        $10,658,527
                                                         ===========

 + Non income producing

See notes to financial statements.



Country concentration - Below are the countries represented in the Portfolio of Investments (unaudited)

                   Percentages
Country           of Net Assets         Value
------------     --------------    -------------

Argentina                2.7%        $282,500
Brazil                   8.2          876,220
Chile                    5.8          618,400
Croatia                  1.0          106,000
Hong Kong               12.9        1,377,552
Hungary                  1.9          203,750
India                    5.7          601,525
Indonesia                4.1          437,830
Israel                   2.0          210,660
Republic of Korea        3.7          396,081
Lebanon                  1.4          149,500
Malaysia                13.9        1,482,051
Mexico                   4.6          487,500
Peru                     2.2          231,250
Philippines              7.8          824,437
Poland                   2.5          267,885
Portugal                 2.4          257,696
Russia                   2.0          217,000
South Africa             2.6          279,868
Sri Lanka                0.1            9,646
Taiwan                   2.6          278,343
Thailand                 3.5          375,936

See notes to financial statements




Statement of Assets and Liabilities

December 31, 1996

Assets:
Investments, at value (Note 1A) (identified cost, $8,135,381)           $ 9,971,630
Cash                                                                        399,281
Receivable for investments sold                                             316,445
Dividends receivable                                                         12,101
Deferred organization expenses (Note 1D)                                     11,102
Tax reclaim receivable                                                          199
                                                                        -----------
Total assets                                                            $10,710,758

Liabilities:
Payable to affiliates --
Trustees' fees                                          $     1,268
Accrued expenses and other liabilities                        5,538
Bank overdraft                                               45,425
                                                        -----------
Total liabilities                                                            52,231
                                                                        -----------
Net Assets applicable to investors' interest in Portfolio               $10,658,527
                                                                        ===========
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals                 $ 8,822,414
Net unrealized appreciation of investments
(computed on the basis of identified cost)                                1,836,249
Net unrealized depreciation of foreign currencies                              (136)
                                                                        -----------
Total                                                                   $10,658,527
                                                                        ===========

See notes to financial statements





Statement of Operations

For the Year Ended December 31, 1996

Investment Income:
Dividend income (net of foreign withholding tax of $9,218)                        $  121,828
Expenses --
Investment adviser fee (Note 2)                                   $   62,401
Administration fee (Note 2)                                           20,096
Compensation of Trustees not members of the
Investment Adviser's organization (Note 2)                            13,376
Custodian fees                                                        63,743
Legal and accounting services                                         15,747
Amortization of organization expenses (Note 1D)                        4,795
Miscellaneous                                                          6,913
                                                                  ----------
Total expenses                                                    $  187,071
                                                                  ----------
Deduct --
Waiver of investment adviser fee (Note 2)                         $  (44,320)
Allocation of expenses to the Administrator (Note 2)                 (14,221)
Reduction of custodian fee (Note 1C)                                 (18,112)
                                                                  ----------
Total deducted                                                    $  (76,653)
                                                                  ----------
Net expenses                                                                         110,418
                                                                                  ----------
Net investment income                                                             $   11,410
                                                                                  ----------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) (identified cost basis) --
Investments                                                       $  164,066
Foreign currency                                                     (24,364)
                                                                  ----------
Net realized gain                                                                 $  139,702
Change in unrealized appreciation --
Investments                                                       $1,561,079
Foreign currency                                                         276
                                                                  ----------
Change in unrealized appreciation of investments                                   1,561,355
                                                                                  ----------
Net realized and unrealized gain on investments                                   $1,701,057
                                                                                  ----------
Net increase in net assets from operations                                        $1,712,467
                                                                                  ==========

See notes to financial statements





Statements of Changes in Net Assets

                                                        Year Ended December 31,
                                                 ------------------------------------
                                                      1996                  1995
                                                 --------------        --------------
Increase (Decrease) in Net Assets:
From operations --
Net investment income (loss)                      $    11,410           $   (23,217)
Net realized gain (loss) on investments
and foreign currency transactions                     139,702              (147,448)
Change in unrealized appreciation                   1,561,355               281,463
                                                  -----------           -----------
Net increase in net assets from operations        $ 1,712,467           $   110,798
                                                  -----------           -----------
Capital transactions --
Contributions                                     $11,229,400           $ 3,550,731
Withdrawals                                        (5,870,609)           (1,269,530)
                                                  -----------           -----------
Increase in net assets from capital transactions  $ 5,358,791           $ 2,281,201
                                                  -----------           -----------
Net increase in net assets                        $ 7,071,258           $ 2,391,999
Net Assets:
At beginning of year                                3,587,269             1,195,270
                                                  -----------           -----------
At end of year                                    $10,658,527           $ 3,587,269
                                                  ===========           ===========

See notes to financial statements





Supplementary Data

                                                             Year Ended December 31,
                                                  --------------------------------------------
                                                      1996            1995             1994*
                                                   ----------      ----------       ----------
Ratios (to average daily net assets):**
Net expenses (1)                                      1.54%          2.58%             0.00%
Net expenses after custodian fee reduction            1.32%          2.58%               --
Net investment income (loss)                          0.14%         (1.00%)            0.00%

Portfolio Turnover                                     125%            98%                0%
Net assets, end of year (000's omitted)             $10,659        $ 3,587           $ 1,195
Average Commission Rate Paid (2)                    $0.0029             --                --

**The operating expenses of the Portfolio reflect an allocation of expenses to the Administrator and a waiver of investment advisor fees. Had such actions not been taken, the ratios would have been as follows:

Expenses (1)                                          2.24%          5.24%             2.21%+
Expenses after custodian fee reduction                2.02%          5.24%               --
Net investment loss                                  (0.56%)        (3.66%)           (2.21%)+

 + Annualized.

 * For the period from the start of business, November 30, 1994, to December 31, 1994.

(1) The expense ratios for the years ended December 31, 1996 and 1995 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the
    Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the period ended on December 31, 1994 have not been adjusted to reflect this change.

(2) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after
    September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

See notes to financial statements




Emerging Markets
Portfolio
24 Federal Street
Boston, MA 02110

Officers

Hon. Robert Lloyd George
President, Trustee

James B. Hawkes
Vice President, Trustee

Scobie Dickinson Ward
Vice President, Assistant
Secretary and Assistant Treasurer

William Walter Raleigh Kerr
Vice President,
Assistant Treasurer

James L. O'Connor
Vice President, Treasurer

Thomas Otis
Vice President, Secretary

Trustees

Hon. Edward K.Y. Chen
Professor and Director, Center for
Asian Studies, University of
Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of New
England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of
Investment Banking, Harvard
University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United
Asset Management Corporation